SPDR® Series Trust

One Iron Street

Boston, MA 02210

October 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 210 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 19, 2018 with a designated effective date of October 22, 2018 (Accession No. 0001193125-18-303112).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-8886.

Sincerely,

/s/ Estefania Salomon
Estefania Salomon
Assistant Secretary

cc:	W. John McGuire, Esq.